CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - BRL (R$) R$ in Thousands	Total Parent company's interest	Capital	Treasury Stocks	Capital Reserve.	Legal reserve	Tax Incentives Reserve	Investments and working capital reserve	Retained Earnings	Operations with noncontrolling interests	Gains and losses on net investment hedge	Gains and losses on financial instruments	Cumulative translation adjustment	Pension Plan	Stock Options	Non-controlling interests.	Total
Balance at beginning of year at Dec. 31, 2018	R$ 25,730,604	R$ 19,249,181	R$ (280,426)	R$ 11,597	R$ 743,421	R$ 628,582	R$ 3,434,086	R$ 0	R$ (2,870,825)	R$ (6,044,258)	R$ (15,564)	R$ 11,035,964	R$ (320,303)	R$ 159,149	R$ 207,967	R$ 25,938,571
Net income (loss)	1,203,736	0	0	0	0	0	0	1,203,736	0	0	0	0	0	0	13,151	1,216,887
Other comprehensive income (loss) recognized in the year	361,845	0	0	0	0	0	0	0	0	(322,942)	3,502	726,845	(45,560)	0	10,637	372,482
Total comprehensive income (loss) recognized in the year	1,565,581	0	0	0	0	0	0	1,203,736	0	(322,942)	3,502	726,845	(45,560)	0	23,788	1,589,369
Stock option expenses recognized in the year	(13,249)	0	0	0	0	0	0	0	0	0	0	0	0	(13,249)	879	(12,370)
Stock option exercised during the year	29,405	0	37,884	0	0	0	(8,479)	0	0	0	0	0	0	0	6	29,411
Effect of interest changes in subsidiaries	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(1,586)	(1,586)
Complementary Dividends	(101)	0	0	0	0	0	(101)	0	0	0	0	0	0	0	0	(101)
Destination of net income proposed to the shareholders
Legal reserve	0	0	0	0	55,876	0	0	(55,876)	0	0	0	0	0	0	0	0
Tax incentives reserve	0	0	0	0	0	86,216	0	(86,216)	0	0	0	0	0	0	0	0
Investments and working capital reserve	0	0	0	0	0	0	705,105	(705,105)	0	0	0	0	0	0	0	0
Dividends/interest on capital	(356,539)	0	0	0	0	0	0	(356,539)	0	0	0	0	0	0	(13,628)	(370,167)
Balance at end of year at Dec. 31, 2019	26,955,701	19,249,181	(242,542)	11,597	799,297	714,798	4,130,611	0	(2,870,825)	(6,367,200)	(12,062)	11,762,809	(365,863)	145,900	217,426	27,173,127
Net income (loss)	2,365,763	0	0	0	0	0	0	2,365,763	0	0	0	0	0	0	22,291	2,388,054
Other comprehensive income (loss) recognized in the year	2,228,336	0	0	0	0	0	0	0	0	(2,504,914)	(1,972)	4,787,263	(52,041)	0	37,606	2,265,942
Total comprehensive income (loss) recognized in the year	4,594,099	0	0	0	0	0	0	2,365,763	0	(2,504,914)	(1,972)	4,787,263	(52,041)	0	59,897	4,653,996
Stock option expenses recognized in the year	15,375	0	0	0	0	0	0	0	0	0	0	0	0	15,375	15	15,390
Stock option exercised during the year	9,596	0	13,233	0	0	0	(3,637)	0	0	0	0	0	0	0	0	9,596
Effect of interest changes in subsidiaries	0	0	0	0	0	0	0	0	0	0	0	0	0	0	12,776	12,776
Complementary Dividends	(13)	0	0	0	0	0	(13)	0	0	0	0	0	0	0	0	(13)
Destination of net income proposed to the shareholders
Legal reserve	0	0	0	0	109,649	0	0	(109,649)	0	0	0	0	0	0	0	0
Tax incentives reserve	0	0	0	0	0	172,792	0	(172,792)	0	0	0	0	0	0	0	0
Investments and working capital reserve	0	0	0	0	0	0	1,368,835	(1,368,835)	0	0	0	0	0	0	0	0
Dividends/interest on capital	(714,487)	0	0	0	0	0	0	(714,487)	0	0	0	0	0	0	(65,175)	(779,662)
Balance at end of year at Dec. 31, 2020	30,860,271	19,249,181	(229,309)	11,597	908,946	887,590	5,495,796	0	(2,870,825)	(8,872,114)	(14,034)	16,550,072	(417,904)	161,275	224,939	31,085,210
Net income (loss)	15,494,111	0	0	0	0	0	0	15,494,111	0	0	0	0	0	0	64,827	15,558,938
Other comprehensive income (loss) recognized in the year	1,259,142	0	0	0	0	0	0	0	0	(695,102)	1,907	1,699,980	252,357	0	(5,197)	1,253,945
Total comprehensive income (loss) recognized in the year	16,753,253	0	0	0	0	0	0	15,494,111	0	(695,102)	1,907	1,699,980	252,357	0	59,630	16,812,883
Stock option expenses recognized in the year	(138,193)	0	0	0	0	0	0	0	0	0	0	0	0	(138,193)	(59)	(138,252)
Stock option exercised during the year	143,929	0	76,900	0	0	0	67,029	0	0	0	0	0	0	0	53	143,982
Effect of interest changes in subsidiaries	0	0	0	0	0	0	0	0	0	0	0	0	0	0	(18,962)	(18,962)
Complementary Dividends	(528)	0	0	0	0	0	(528)	0	0	0	0	0	0	0	0	(528)
Destination of net income proposed to the shareholders
Legal reserve	0	0	0	0	756,334	0	0	(756,334)	0	0	0	0	0	0	0	0
Tax incentives reserve	0	0	0	0	0	367,430	0	(367,430)	0	0	0	0	0	0	0	0
Investments and working capital reserve	0	0	0	0	0	0	9,014,747	(9,014,747)	0	0	0	0	0	0	0	0
Dividend - adjustment in excess of the minimum estatutory undistributed	0	0	0	0	0	0	341,150	(341,150)	0	0	0	0	0	0	0	0
Dividends/interest on capital	(5,014,450)	0	0	0	0	0	0	(5,014,450)	0	0	0	0	0	0	(54,234)	(5,068,684)
Balance at end of year at Dec. 31, 2021	R$ 42,604,282	R$ 19,249,181	R$ (152,409)	R$ 11,597	R$ 1,665,280	R$ 1,255,020	R$ 14,918,194	R$ 0	R$ (2,870,825)	R$ (9,567,216)	R$ (12,127)	R$ 18,250,052	R$ (165,547)	R$ 23,082	R$ 211,367	R$ 42,815,649